Reclamation and Closure Cost Provisions - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Undiscounted value of the provision	$ 214.9	$ 186.6
Security for reclamation	$ 54.6	$ 41.8
Bottom of range
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Future cash flows using inflation rates	2.00%	2.00%
Future cash flow discount rate	3.00%	2.90%
Top of range
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Future cash flows using inflation rates	3.50%	5.50%
Future cash flow discount rate	9.00%	11.70%